Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Property and Equipment [text block table]
in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction- in-progress	Total
Cost of acquisition:
Balance as of January 1, 2017	1,516	2,406	2,820	240	6,982
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Additions	12	165	117	191	485
Transfers	18	75	191	(288)	(4)
Reclassifications (to)/from “held for sale”	(61)	0	0	0	(61)
Disposals	96	97	291	0	484
Exchange rate changes	(3)	(67)	(92)	(4)	(166)
Balance as of December 31, 2017	1,387	2,473	2,743	139	6,743
Changes in the group of consolidated companies	0	141	(2)	0	139
Additions	11	150	155	150	465
Transfers	(8)	(4)	106	(147)	(53)
Reclassifications (to)/from “held for sale”	(478)	(30)	(27)	(2)	(538)
Disposals	134	291	144	0	569
Exchange rate changes	1	164	29	1	195
Balance as of December 31, 2018	778	2,602	2,860	142	6,382
Accumulated depreciation and impairment:
Balance as of January 1, 2017	572	1,720	1,886	0	4,178
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Depreciation	37	211	193	0	441
Impairment losses	15	3	2	0	19
Reversals of impairment losses	0	(1)	0	0	(1)
Transfers	1	17	(22)	0	(4)
Reclassifications (to)/from “held for sale”	(0)	0	0	0	(0)
Disposals	44	90	284	0	418
Exchange rate changes	(1)	(54)	(72)	0	(128)
Balance as of December 31, 2017	579	1,800	1,702	0	4,080
Changes in the group of consolidated companies	(0)	28	(1)	0	27
Depreciation	28	206	197	0	430
Impairment losses	3	3	3	0	9
Reversals of impairment losses	37	0	0	0	37
Transfers	(13)	48	(5)	0	30
Reclassifications (to)/from “held for sale”	(215)	(40)	(22)	0	(277)
Disposals	17	281	128	0	426
Exchange rate changes	1	99	24	0	125
Balance as of December 31, 2018	328	1,862	1,770	0	3,960

Carrying amount:
Balance as of December 31, 2017	809	673	1,041	139	2,663
Balance as of December 31, 2018	450	740	1,090	142	2,421